Acquisitions, Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization) (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 02, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		$ 24,075	$ 23,586
Accumulated amortization		(10,350)	(9,879)
Net		13,725	13,707
Intangible Assets, Net (Excluding Goodwill)		13,855	13,867
Increase (Decrease) in Intangible Assets, Current		2,078
Amortization expense		1,648	1,540	$ 1,366
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
2015		1,634
2016		1,496
2017		1,364
2018		1,216
2019		1,061
Adjustments related to Present Value of Future Profits		293	322
Acquisition API Healthcare [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current		125
Acquisition Avio SpA [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current			1,817
Acquisition Lufkin Industries Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current			997
Acquisition Thermo Fisher [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current		320
Acquisition Cameron's Reciprocating Compression Div [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current	$ 100
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		8,064	7,481
Accumulated amortization		(2,261)	(1,905)
Net		5,803	5,576
Finite-lived Intangible Assets Acquired		$ 730
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average		14 years 01 month 06 days
Patents And Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		$ 6,694	6,489
Accumulated amortization		(2,900)	(2,511)
Net		3,794	3,978
Finite-lived Intangible Assets Acquired		$ 178
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average		10 years 09 months 18 days
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		$ 1,151	1,356
Accumulated amortization		(263)	(295)
Net		888	1,061
Finite-lived Intangible Assets Acquired		$ 52
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average		17 years 02 months 12 days
Capitalized software[Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		$ 7,349	7,355
Accumulated amortization		(4,178)	(4,480)
Net		3,171	2,875
Finite-lived Intangible Assets Acquired		$ 1,112
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average		05 years 08 months 12 days
Present Value Of Future Profits [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		$ 614	574
Accumulated amortization		(614)	(574)
Net		0	0
All Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		203	331
Accumulated amortization		(134)	(114)
Net		69	$ 217
Finite-lived Intangible Assets Acquired		$ 6
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average		02 years 06 months